Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended			2 Months Ended				3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended				7 Months Ended		8 Months Ended			11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended			17 Months Ended		18 Months Ended			19 Months Ended		20 Months Ended			23 Months Ended		24 Months Ended			25 Months Ended	26 Months Ended			29 Months Ended		30 Months Ended			31 Months Ended	32 Months Ended			35 Months Ended		36 Months Ended			37 Months Ended	38 Months Ended	42 Months Ended			43 Months Ended	44 Months Ended	48 Months Ended			49 Months Ended	50 Months Ended	54 Months Ended			55 Months Ended	56 Months Ended	60 Months Ended			61 Months Ended	62 Months Ended	66 Months Ended			68 Months Ended	72 Months Ended			74 Months Ended	78 Months Ended			80 Months Ended	84 Months Ended			86 Months Ended	90 Months Ended			92 Months Ended	96 Months Ended			98 Months Ended	102 Months Ended			104 Months Ended	108 Months Ended		110 Months Ended	114 Months Ended		120 Months Ended
	Dec. 01, 2025	May 04, 2023	May 01, 2023	Feb. 16, 2021	Oct. 02, 2017	Jan. 31, 2017	Apr. 01, 2016	Mar. 31, 2016	Dec. 31, 2025	Mar. 31, 2021	Apr. 30, 2016	Jan. 31, 2026	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2017	Feb. 28, 2026	Mar. 31, 2026	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2026	Mar. 31, 2018	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2021	Oct. 31, 2016	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2017	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2022	Apr. 30, 2017	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2018	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2019	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2022	Oct. 31, 2017	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2018	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2019	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2019	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2020	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2019	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2020	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2026
C000193426
Account Value [Line Items]
Accumulated Value					$ 1,000,000.00																$ 1,013,244.09										$ 1,076,446.45										$ 1,091,691.78										$ 1,138,587.63									$ 1,026,380.15									$ 1,220,717.43					$ 1,327,212.06					$ 1,361,462.70					$ 1,411,347.42					$ 1,219,717.49					$ 1,391,764.80				$ 1,471,494.04				$ 1,607,838.09				$ 1,687,785.84				$ 1,699,633.77				$ 1,870,459.90				$ 1,886,704.67
C000241324
Account Value [Line Items]
Line Graph and Table Measure Name																				Founders
Accumulated Value			$ 25,000,000.00											$ 25,425,000.00					$ 26,186,194.33								$ 27,582,074.10			$ 28,352,938.47							$ 28,551,648.10			$ 30,202,895.13							$ 30,576,449.32			$ 30,953,036.92						$ 31,801,694.96			$ 32,565,401.51						$ 32,893,377.65			$ 32,974,938.91
C000241325
Account Value [Line Items]
Line Graph and Table Measure Name																				Institutional
Accumulated Value		$ 1,000,000.00											$ 1,019,038.08					$ 1,048,863.25								$ 1,104,225.17			$ 1,134,566.82							$ 1,142,094.67			$ 1,206,547.78							$ 1,221,042.91			$ 1,235,958.64						$ 1,269,906.70			$ 1,300,407.91						$ 1,313,515.20			$ 1,318,167.93
C000203691
Account Value [Line Items]
Line Graph and Table Measure Name																				Class A
Accumulated Value								$ 9,571.92			$ 9,610.28														$ 9,633.65										$ 9,591.53										$ 9,696.33								$ 9,644.89								$ 9,647.29									$ 9,985.51					$ 10,274.66					$ 10,389.63					$ 10,676.35					$ 10,732.85					$ 10,788.14				$ 10,201.14				$ 9,524.26					$ 10,174.01				$ 9,649.61			$ 10,262.20				$ 10,465.51			$ 10,383.24			$ 10,699.39		$ 10,779.79
C000203690
Account Value [Line Items]
Line Graph and Table Measure Name																				Institutional
Accumulated Value								3,000,000.00			3,012,981.71														3,026,219.83										3,018,811.59										3,057,788.82								3,046,476.64								3,053,099.42									3,161,147.90					3,259,879.35					3,300,459.64					3,395,778.89					3,418,007.29					3,439,920.00				3,256,823.87				3,044,546.54					3,256,293.10				3,092,351.53			3,292,665.11				3,362,096.47			3,333,599.31			3,439,623.98		3,471,267.95
C000225903
Account Value [Line Items]
Accumulated Value				$ 10,000.00						$ 10,366.20														$ 9,709.86										$ 10,287.35										$ 8,871.31										$ 9,916.10									$ 9,723.29									$ 11,119.15					$ 11,294.20					$ 11,150.97					$ 11,713.79					$ 11,512.86
C000168469
Account Value [Line Items]
Accumulated Value						$ 10,000.00									$ 10,270.00													$ 10,640.00										$ 11,084.57										$ 11,385.78									$ 11,364.13									$ 11,990.90							$ 10,244.09					$ 13,110.31					$ 17,258.65					$ 16,165.93					$ 17,110.29				$ 14,753.59				$ 16,475.41				$ 16,154.61				$ 18,459.07				$ 18,738.58				$ 18,493.42				$ 19,429.21			$ 19,076.14
C000159698
Account Value [Line Items]
Accumulated Value							$ 10,000.00																$ 10,520.00										$ 11,271.84										$ 11,585.22									$ 11,726.63										$ 12,279.68									$ 12,661.47					$ 13,620.34					$ 10,996.41					$ 13,731.26					$ 18,393.09					$ 17,862.05				$ 18,728.70				$ 15,301.96			$ 18,053.88				$ 17,909.66					$ 21,233.99				$ 21,301.83			$ 20,785.56			$ 21,825.52		$ 21,444.24
C000159696
Account Value [Line Items]
Accumulated Value								10,000.00														$ 10,682.69										$ 11,462.55										$ 12,056.11											12,671.31								13,105.19									12,947.96					13,562.01					11,351.55					13,857.02					19,321.27					17,941.18				19,017.09				16,808.20					18,427.17				18,023.07			20,457.52				20,541.48			19,286.26			19,031.74		18,346.92
C000159697
Account Value [Line Items]
Accumulated Value								25,000.00														26,684.31										28,625.06										30,085.52											31,612.06								32,647.71									32,264.58					33,773.26					28,263.23					34,470.71					48,028.43					44,579.50				47,250.24				41,731.97					45,730.60				44,720.35			50,719.02				50,928.89			47,808.34			47,136.97		45,406.40
C000266372
Account Value [Line Items]
Accumulated Value	$ 10,000.00								$ 9,959.88			$ 10,040.12				$ 9,839.52	$ 8,956.87
C000225205
Account Value [Line Items]
Accumulated Value								10,000.00														10,595.51										11,878.82										12,545.66											12,821.44								14,264.35									14,826.50					15,874.09					12,886.08					15,228.46					20,661.71					21,782.38				22,811.49				17,959.01					21,736.79				21,783.57			26,587.20				26,868.51			26,068.79			27,857.01		28,309.06
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value					1,000,000.00																1,054,264.18										1,174,549.41										1,154,381.98										1,224,513.54									1,073,830.43									1,410,016.88					1,678,951.36					1,833,090.82					1,941,637.53					1,549,472.99					1,791,578.02				1,884,428.52				2,326,924.02				2,569,446.82				2,518,934.49				3,021,610.30				2,967,390.95
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Aggregate Bond Index
Accumulated Value			25,000,000.00											24,879,385.65					24,075,527.90								25,716,787.04			25,517,309.47							25,533,962.34			26,860,720.16							26,038,306.35			26,762,468.24						27,085,414.94			27,635,316.45						27,939,350.25			27,926,265.85
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		1,000,000.00											983,056.42					951,293.68								1,016,144.57			1,008,262.64							1,008,920.64			1,061,344.68							1,028,848.73			1,057,462.46						1,070,223.02			1,091,951.21						1,103,964.47			1,103,447.47
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg Municipal Bond Index
Accumulated Value								10,000.00			10,073.56														10,122.89										10,088.07										10,344.82								10,281.68								10,355.59									10,835.33					11,241.06					11,252.37					11,701.03					11,872.19					12,008.53				11,341.60				10,627.48					11,370.90				10,910.58			11,726.41				12,042.19			11,869.43			12,209.88		12,378.91
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg Municipal Bond Index
Accumulated Value								3,000,000.00			3,022,067.66														3,036,868.49										3,026,422.42										3,103,445.51								3,084,503.66								3,106,678.18									3,250,598.89					3,372,318.35					3,375,711.32					3,510,308.04					3,561,656.77					3,602,559.42				3,402,481.05				3,188,243.05					3,411,270.72				3,273,174.16			3,517,922.18				3,612,658.18			3,560,828.56			3,662,964.97		3,713,672.51
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000.00						10,014.44														10,828.58										11,208.59										8,919.79										10,246.88									10,744.89									13,248.53					14,526.40					14,204.94					17,055.31					16,773.97
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000.00									10,378.98													11,180.72										11,812.65										13,146.27									12,848.21									13,529.83							11,675.76					15,559.49					18,976.41					20,519.14					21,239.23				16,902.16				19,416.87				20,360.55				25,104.70				27,526.15				26,917.01				32,318.20			31,785.09
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000.00																10,651.67										11,737.55										12,644.23									13,358.88										14,867.07									14,530.00					15,300.84					13,204.07					17,596.17					21,460.36					23,205.03				24,019.37				19,114.60			21,958.47				23,025.67					28,390.82				31,129.23			30,440.35			36,548.53		35,945.64
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000.00														10,714.40										11,806.67										12,718.69											13,437.54								14,954.62									14,615.56					15,390.94					13,281.83					17,699.79					21,586.73					23,341.67				24,160.81				19,227.16					22,087.77				23,161.26			28,558.01				31,312.54			30,619.61			36,763.76		36,157.31
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								25,000.00														26,785.99										29,516.66										31,796.72											33,593.85								37,386.54									36,538.89					38,477.35					33,204.56					44,249.46					53,966.82					58,354.17				60,402.01				48,067.88					55,219.42				57,903.15			71,395.00				78,281.33			76,549.00			91,909.37		90,393.26
FT Wilshire 5000 Index - TR
Account Value [Line Items]
Line Graph and Table Measure Name																				FT Wilshire 5000 Index - TR
Accumulated Value								10,000.00														10,718.98										11,835.82										12,747.70											13,459.01								14,991.23									14,654.76					15,426.35					13,345.02					17,761.95					21,650.59					23,508.33				24,485.97				19,471.72					22,368.48				23,459.01			28,913.85				31,710.87			30,971.07			37,249.01		36,642.92
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name																				CBOE S&P 500 BuyWrite Index
Accumulated Value					$ 1,000,000.00																$ 1,010,887.60										$ 1,096,538.69										$ 1,044,148.20										$ 1,084,395.69									$ 879,937.53									$ 1,023,023.12					$ 1,163,269.12					$ 1,238,906.91					$ 1,336,334.83					$ 1,100,035.87					$ 1,244,705.65				$ 1,260,913.75				$ 1,392,723.17				$ 1,491,727.82				$ 1,529,225.39				$ 1,613,277.34				$ 1,702,859.02
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name																				60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Accumulated Value			25,000,000.00											25,327,520.91					25,749,515.66								27,135,713.10			27,655,682.98							28,044,331.21			29,163,056.07							29,456,796.47			29,696,586.26						30,609,597.47			31,256,641.82						31,658,323.58			31,495,595.50
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																				ICE BofA US High Yield Constrained Index
Accumulated Value			$ 25,000,000.00											$ 25,199,133.31					$ 25,334,141.56								$ 27,125,257.94			$ 27,534,925.71							$ 27,835,018.57			$ 29,303,858.85							$ 29,349,979.36			$ 29,627,218.32						$ 30,685,255.88			$ 31,421,584.81						$ 31,845,697.48			$ 31,670,656.21
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name																				60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Accumulated Value		1,000,000.00											1,017,601.90					1,034,556.68								1,090,250.93			1,111,142.13							1,126,757.12			1,171,704.93							1,183,506.75			1,193,140.96						1,229,823.66			1,255,820.42						1,271,959.08			1,265,421.03
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																				ICE BofA US High Yield Constrained Index
Accumulated Value		$ 1,000,000.00											$ 1,014,239.97					$ 1,019,673.92								$ 1,091,764.57			$ 1,108,253.29							$ 1,120,331.73			$ 1,179,451.08							$ 1,181,307.39			$ 1,192,465.98						$ 1,235,050.93			$ 1,264,687.44						$ 1,281,757.55			$ 1,274,712.31
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Municipal Bond: 7 Year (6-8) Index
Accumulated Value								10,000.13			10,066.92														10,098.93										10,087.56										10,273.34								10,120.27								10,206.78									10,693.13					11,009.95					11,004.38					11,535.97					11,619.92					11,700.17				11,056.34				10,634.69					11,278.29				10,871.72			11,519.96				11,787.61			11,721.51			12,197.43		12,229.21
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Municipal Bond: 7 Year (6-8) Index
Accumulated Value								2,999,999.80			$ 3,020,038.30														$ 3,029,640.08										$ 3,026,230.75										$ 3,081,962.83								3,036,041.27								3,061,993.90									3,207,899.22					3,302,942.93					3,301,273.06					3,460,746.11					3,485,933.39					3,510,007.42				3,316,858.56				3,190,365.54					3,383,444.82				3,261,474.38			3,455,945.22				3,536,238.37			3,516,408.61			3,659,182.91		3,668,715.11
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000.01						$ 9,999.73														$ 10,650.09										$ 10,691.83										$ 8,584.62										$ 9,752.87									$ 9,738.90									$ 11,932.23					$ 12,595.16					$ 12,241.84					$ 13,994.16					$ 14,197.77
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						$ 10,000.00									$ 10,266.89													$ 10,910.60										$ 11,519.28										$ 12,435.94									$ 12,264.58									$ 12,832.06							$ 10,019.36					$ 13,416.23					$ 17,397.37					$ 18,528.86					$ 18,601.47				$ 14,935.38				$ 16,967.88				$ 16,943.58				$ 20,759.50				$ 21,912.85				$ 21,298.16				$ 24,346.82			$ 24,701.05
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 10,000.00																$ 10,602.18										$ 11,671.67										$ 12,567.65									$ 13,303.22										$ 14,800.28									$ 14,540.54					$ 15,373.48					$ 13,373.48					$ 17,835.26					$ 21,476.10					$ 23,357.70				$ 24,325.99				$ 19,336.61			$ 22,284.19				$ 23,434.76					$ 28,940.02				$ 31,796.23			$ 31,203.36			$ 37,439.54		$ 36,740.21
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500™ Index
Accumulated Value								10,000.00														11,036.99										12,152.89										13,000.81											13,649.19								15,106.01									14,261.13					14,495.10					11,056.45					14,816.75					20,940.97					21,488.47				21,012.44				16,952.80					18,829.44				18,865.78			22,864.86				23,802.34			22,153.69			26,220.71		27,347.71
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500™ Index
Accumulated Value								25,000.00														27,592.46										30,382.22										32,502.02											34,122.98								37,765.02									35,652.83					36,237.75					27,641.12					37,041.86					52,352.43					53,721.18				52,531.09				42,381.99					47,073.60				47,164.45			57,162.16				59,505.85			55,384.21			65,551.77		68,369.28
MSCI World Index
Account Value [Line Items]
Accumulated Value	$ 10,000.01								$ 10,126.37			$ 10,352.99				$ 10,428.83	$ 9,764.56
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Accumulated Value								$ 10,000.00														$ 10,822.34										$ 11,922.31										$ 12,458.97											$ 12,750.65								$ 13,636.35									$ 13,474.18					$ 14,181.89					$ 11,160.88					$ 13,469.28					$ 17,420.74					$ 18,185.12				$ 19,453.52				$ 16,118.75					$ 18,303.13				$ 18,446.01			$ 22,012.82				$ 23,566.90			$ 23,593.46			$ 25,792.05		$ 27,336.65